Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	1.79
Maximum Aggregate Offering Price	$ 5,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 741.60
Offering Note	Note to Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of Mobile Infrastructure Corporation (the "Registrant") that become issuable under the Registrant's Amended and Restated Mobile Infrastructure Corporation and Mobile Infra Operating Company, LLC 2023 Incentive Award Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. Note to Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The maximum offering price per share is based upon the average of the high and low price of the Registrant's common stock on June 15, 2026 as reported on The Nasdaq Global Market.